Summary of Significant Accounting Policies and Related Matters (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable
Accounts receivable as of December 31, 2015 and 2014 are detailed below.

	December 31,
(in thousands)	2015	2014
Joint interest	$76,985	$125,300
Natural gas sales	71,512	72,206
Other	6,317	2,394
Total accounts receivable	$154,814	$199,900

Schedule of Components of Interest Incurred
The following table summarizes the components of the Company’s interest incurred for the years ended December 31, 2015, 2014 and 2013:

(in thousands)	2015	2014	2013
Interest incurred:
Interest expensed	$87,446	$50,191	$17,915
Interest capitalized	195	905	8,034
Total incurred	$87,641	$51,096	$25,949

Schedule of Intangible Assets
Intangible assets as of December 31, 2015 and 2014 are detailed below.

(in thousands)	Intangible Assets
Balance, December 31, 2013	$—
Additions	48,947
Accumulated amortization	(1,156)
Balance, December 31, 2014	47,791
Accumulated amortization	(1,632)
Balance, December 31, 2015	$46,159